SHARE-BASED COMPENSATION - Stock Options Fair Value Inputs (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares year $ / shares	Dec. 31, 2023 CAD ($) year shares $ / shares
Granted during the year (in shares) | shares	0.8	1.0
Options
Weighted average risk-free interest rate	3.70%	3.50%
Weighted average expected volatility	58.30%	57.70%
Weighted average dividend yield	0.00%	0.00%
Weighted average expected life of options issued (years) | year	4.5	5.0
Weighted average grant-date fair value (C$ per share) | $	$ 1.73	$ 1.88
Weighted average share price at grant date (C$ per share) | $ / shares	$ 3.50	$ 3.63
Weighted average exercise price (C$ per share) | $ / shares	$ 3.67	$ 3.70
Deferred share units
Granted during the year (in shares) | shares	0.2	0.5
Weighted average grant-date fair value (C$ per share) | $	$ 5.71	$ 3.55